Convertible Bonds - Additional Information (Detail)	0 Months Ended	12 Months Ended
	Jan. 29, 2008 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Convertible Bonds USD ($)	Dec. 31, 2013 Convertible Bonds CNY	Dec. 31, 2013 Holders may require Company to redeem all or a portion of Notes	Dec. 31, 2013 Company may redeem part or all of Notes	Dec. 31, 2013 American Depositary Share (ADSs) USD ($)	Jan. 29, 2008 American Depositary Share (ADSs) USD ($)
Debt Instrument [Line Items]
Aggregate principal amount of Convertible Senior Notes 2008	$ 172,500,000
Convertible Senior Notes 2008, maturity date	Jan. 15, 2018
Convertible Senior Notes 2008, interest rate	3.50%
Convertible Senior Notes 2008, commencing date	Jul. 15, 2008
Percentage of principal amount of Convertible Senior Notes 2008								100.00%	100.00%
Convertible Senior Notes 2008, earliest conversion date								Jan. 15, 2015	Jan. 20, 2015
Convertible Senior Notes 2008, conversion rate										52.2876
Convertible Senior Notes 2008, conversion price per share										$ 19.125	$ 19.125
Principal amount of each Convertible Senior Notes 2008										$ 1,000
Notes 2008 principal amount		172,500,000
Convertible Senior Notes 2008, issuance costs			40,459,000
Fair value per ADS on commitment date											$ 17.73
Derivative liability at initial fair value			962,993,000
Loss on conversion option resulting from change in fair value		1,008,000	6,105,000	5,692,000	(264,384,000)
Conversion option of convertible bonds, fair value		2,314,783,000	14,013,000	7,908,000
Loss on extinguishment of debt				(82,713,000)
Total consideration for repurchase of Notes 2008				299,271,000
Notes 2008 repurchased, principal amount		0
Interest expense		$ 53,491,000	323,820,000	299,515,000	171,059,000	$ 22,067,000	133,587,000